Offerings	Oct. 08, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Transaction Valuation	$ 3,476,217.48
Fee Rate	0.01531%
Amount of Registration Fee	$ 532.21
Offering Note

(1)	Calculated as the aggregate maximum purchase price for shares of beneficial interest, based upon the net asset value per Share as of March 31, 2025. The fee of $532.21 was paid in connection with the filing of the Schedule TO-I by AOG Institutional Fund on February 21, 2025 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.

Offering: 2
Offering:
Fee Previously Paid	true
Transaction Valuation	$ 3,476,217.48
Amount of Registration Fee	$ 532.21
Offering Note

(1)	Calculated as the aggregate maximum purchase price for shares of beneficial interest, based upon the net asset value per Share as of March 31, 2025. The fee of $532.21 was paid in connection with the filing of the Schedule TO-I by AOG Institutional Fund on February 21, 2025 (the “Schedule TO”). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.